PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Beginning Balance	$ 81,719,000	$ 80,323,000
Additions/ Transfers	8,745,000	5,139,000
Transfer from exploration and evaluation assets	35,005,000
Writendowns	(369,000)	(3,703,000)
Effect Of Movements In Exchange Rates	40,000	(40,000)
Ending balance	125,140,000	81,719,000
Accumulated Depletion And Depreciation, Beginning Balance	27,918,000	27,254,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,861,000	3,379,000
Accumulated Depletion And Depreciation, Writedowns	(205,000)	(2,715,000)
Accumulated Depletion And Depreciation, Ending Balance	29,574,000	27,918,000
Net book value	95,566,000	53,801,000
Office Equipment Furniture And Fixtures [Member]
Statement [Line Items]
Beginning Balance	1,191,000	844,000
Additions/ Transfers	15,000	395,000
Transfer from exploration and evaluation assets	0
Writendowns	(5,000)	(36,000)
Effect Of Movements In Exchange Rates	3,000	(12,000)
Ending balance	1,204,000	1,191,000
Accumulated Depletion And Depreciation, Beginning Balance	643,000	548,000
Accumulated Depletion And Depreciation, Additions / Transfers	73,000	130,000
Accumulated Depletion And Depreciation, Writedowns	(10,000)	(35,000)
Accumulated Depletion And Depreciation, Ending Balance	706,000	643,000
Net book value	498,000	548,000
Mine Machinery And Transportation Equipment [Member]
Statement [Line Items]
Beginning Balance	16,331,000	17,573,000
Additions/ Transfers	6,049,000	417,000
Transfer from exploration and evaluation assets	0
Writendowns	(206,000)	(1,679,000)
Effect Of Movements In Exchange Rates	1,000	20,000
Ending balance	22,175,000
Accumulated Depletion And Depreciation, Additions / Transfers	149,000	1,534,000
Accumulated Depletion And Depreciation, Writedowns	(158,000)	(1,472,000)
Net book value	16,887,000	11,034,000
Accumulated Depletion And Depreciation, Beginning Balance	5,297,000	5,235,000
Accumulated Depletion And Depreciation, Ending Balance	5,288,000
Mill Machinery And Processing Equipment [Member]
Statement [Line Items]
Beginning Balance	28,222,000	26,232,000
Additions/ Transfers	1,160,000	2,994,000
Transfer from exploration and evaluation assets	0
Writendowns	(154,000)	(983,000)
Effect Of Movements In Exchange Rates	0	(21,000)
Ending balance	29,228,000	28,222,000
Accumulated Depletion And Depreciation, Beginning Balance	7,849,000	7,894,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,031,000	549,000
Accumulated Depletion And Depreciation, Writedowns	(35,000)	(594,000)
Accumulated Depletion And Depreciation, Ending Balance	8,845,000	7,849,000
Net book value	20,383,000	20,373,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	19,230,000	18,375,000
Additions/ Transfers	987,000	870,000
Transfer from exploration and evaluation assets	35,005,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	12,000	(15,000)
Ending balance	55,234,000
Accumulated Depletion And Depreciation, Beginning Balance	9,899,000	9,473,000
Accumulated Depletion And Depreciation, Additions / Transfers	234,000	426,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	10,013,000	9,899,000
Net book value	45,101,000	9,331,000
Computer equipment [member]
Statement [Line Items]
Beginning Balance	1,763,000	1,929,000
Additions/ Transfers	68,000	18,000
Transfer from exploration and evaluation assets	0
Writendowns	(4,000)	(183,000)
Effect Of Movements In Exchange Rates	0	(1,000)
Ending balance	1,827,000
Accumulated Depletion And Depreciation, Beginning Balance	1,000,000	781,000
Accumulated Depletion And Depreciation, Additions / Transfers	202,000	401,000
Accumulated Depletion And Depreciation, Writedowns	(2,000)	(182,000)
Accumulated Depletion And Depreciation, Ending Balance	1,200,000	1,000,000
Net book value	627,000	763,000
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	14,982,000	15,370,000
Additions/ Transfers	466,000	445,000
Transfer from exploration and evaluation assets	0
Writendowns	0	(822,000)
Effect Of Movements In Exchange Rates	24,000	(11,000)
Ending balance	15,472,000
Accumulated Depletion And Depreciation, Beginning Balance	3,230,000	3,323,000
Accumulated Depletion And Depreciation, Additions / Transfers	172,000	339,000
Accumulated Depletion And Depreciation, Writedowns	0	(432,000)
Accumulated Depletion And Depreciation, Ending Balance	3,402,000	3,230,000
Net book value	$ 12,070,000	$ 11,752,000